Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	Indoor Harvest Corp
Entity Central Index Key	0001572565
Trading Symbol	inqd
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Sep. 30, 2017